Share-based compensation - Restricted stock units - Summary of awards (Details)	3 Months Ended
Mar. 31, 2024 shares
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	161,208